Cash and cash equivalents and Restricted cash	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.            Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2022	2021
Cash on hand	36	25
Cash at banks	52,797	45,188
Total	52,833	45,213

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2022 and 2021, was $52,833 and $45,213, respectively.

As at December 31, 2022 and 2021, the Company had pledged an amount of $5,968 and $5,224, respectively, in order to fulfill collateral requirements. The fair value of the restricted cash as at December 31, 2022 was $5,968, $3,590 included in non-current assets and $2,378 included in current assets. The fair value of the restricted cash as at December 31, 2021 was $5,224, $3,576 included in non-current assets and $1,648 included in current assets as at December 31, 2021. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.